RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Schedule Of Due To Affiliates [Table Text Block]

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30	December 31,
	Notes	2012	2011
		(unaudited)

Honest Best	(1)	$—	$31,343
Hebei Kaiyuan	(2)	1,112	1,074
Kaiyuan Shengrong	(2)	3,363	3,244
Total		$4,475	$35,661

Schedule Of Accounts Payable, Related Parties [Table Text Block]	The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:
		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$16,808	$—

Schedule Of Deposits For Inventories, Related Party [Table Text Block]	The outstanding amounts of deposits for inventories, related party as of June 30, 2012 and December 31, 2011 were as follows:
		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$—	$14,539

Schedule of Related Party Transactions [Table Text Block]

During the periods presented, the Company sold and purchased automobiles to and from affiliates. The details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2012	2011
		(unaudited)	(unaudited)
Capital nature:
Honest Best	(1) (d)	$—	$61,570
Hebei Kaiyuan	(2) (a)	65,037	63,354
Hebei Kaiyuan	(2) (d)	—	163,738
Kaiyuan Shengrong	(2) (b)	3,173	3,057
Kaiyuan Shengrong	(2) (c)	3,173	3,057
Ruituo	(3) (d)	—	69,795
Beijing Wantong Longxin Auto Trading Co., Ltd.	(4) (d)	—	78,815

Trading nature:
Ruituo	(3) (e)	152,979	208,583
Ruituo	(3) (f)	279	—
Honest Best	(1) (f)	58	620
Hebei Kaiyuan	(2) (f)	43	—
Kaiyuan Shengrong	(2) (f)	131	94
Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, (“Beiguo”)	(5) (e)	—	135
Beiguo	(5) (f)	$—	$610